UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04519

T. Rowe Price Capital Appreciation Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Capital Appreciation and Income Fund

Investor Class (PRCFX)

This semi-annual shareholder report contains important information about Capital Appreciation and Income Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation and Income Fund - Investor Class	$33	0.65%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$411,827
Number of Portfolio Holdings	236
Table Summary

Portfolio Turnover Rate	21.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Common Stocks	45.2%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	23.7
Corporate Bonds	15.0
Bank Loans	11.5
Convertible Preferred Stocks	0.8
Preferred Stocks	0.2
Short-Term and Other	3.6

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	23.7%
Hilton Domestic Operating	2.9
Alphabet	2.8
NVIDIA	2.7
TransDigm	2.5
Microsoft	2.4
Apple	2.4
Amazon.com	2.2
Yum! Brands	2.2
Applied Systems	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1577-053 8/26

Capital Appreciation and Income Fund

Investor Class (PRCFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Capital Appreciation and Income Fund

I Class (PRCHX)

This semi-annual shareholder report contains important information about Capital Appreciation and Income Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation and Income Fund - I Class	$25	0.49%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$411,827
Number of Portfolio Holdings	236
Table Summary

Portfolio Turnover Rate	21.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Common Stocks	45.2%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	23.7
Corporate Bonds	15.0
Bank Loans	11.5
Convertible Preferred Stocks	0.8
Preferred Stocks	0.2
Short-Term and Other	3.6

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	23.7%
Hilton Domestic Operating	2.9
Alphabet	2.8
NVIDIA	2.7
TransDigm	2.5
Microsoft	2.4
Apple	2.4
Amazon.com	2.2
Yum! Brands	2.2
Applied Systems	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1578-053 8/26

Capital Appreciation and Income Fund

I Class (PRCHX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRCFX Capital Appreciation and
Income Fund
PRCHX Capital Appreciation and
Income Fund–
.
I Class

T. ROWE PRICE Capital Appreciation and Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
11/29/23
(1)
Through
12/31/23 12/31/25 12/31/24
NET ASSET VALUE
Beginning of period $ 29 .28 $ 27 .12 $ 25 .72 $ 25 .00
Investment activities
Net investment income
(2)(3)
0 .39 0 .82 0 .89 0 .07
Net realized and unrealized gain/loss 0 .60 2 .35 1 .41 0 .72
Total from investment activities 0 .99 3 .17 2 .30 0 .79
Distributions
Net investment income ( 0 .39 ) ( 0 .81 ) ( 0 .84 ) ( 0 .07 )
Net realized gain — ( 0 .20 ) ( 0 .06 ) —
Total distributions ( 0 .39 ) ( 1 .01 ) ( 0 .90 ) ( 0 .07 )
NET ASSET VALUE
End of period $ 29 .88 $ 29 .28 $ 27 .12 $ 25 .72
Ratios/Supplemental Data
Total return
(3)(4)
3 .40% 11 .85% 9 .04% 3 .15%
Ratios to average net assets:
(3)
Gross expenses before waivers/
payments by Price Associates 0 .75%
(5)
0 .76% 0 .88% 0 .88%
(5)
Net expenses after waivers/payments
by Price Associates 0 .65%
(5)
0 .65% 0 .65% 0 .65%
(5)
Net investment income 2 .68%
(5)
2 .89% 3 .29% 3 .23%
(5)
Portfolio turnover rate 21 .4% 36 .3% 36 .5% 0 .4%
Net assets, end of period (in millions) $206 $223 $125 $33
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Capital Appreciation and Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
11/29/23
(1)
Through
12/31/23 12/31/25 12/31/24
NET ASSET VALUE
Beginning of period $ 29 .27 $ 27 .12 $ 25 .72 $ 25 .00
Investment activities
Net investment income
(2)(3)
0 .41 0 .86 0 .93 0 .08
Net realized and unrealized gain/loss 0 .61 2 .35 1 .41 0 .71
Total from investment activities 1 .02 3 .21 2 .34 0 .79
Distributions
Net investment income ( 0 .41 ) ( 0 .86 ) ( 0 .88 ) ( 0 .07 )
Net realized gain — ( 0 .20 ) ( 0 .06 ) —
Total distributions ( 0 .41 ) ( 1 .06 ) ( 0 .94 ) ( 0 .07 )
NET ASSET VALUE
End of period $ 29 .88 $ 29 .27 $ 27 .12 $ 25 .72
Ratios/Supplemental Data
Total return
(3)(4)
3 .51% 11 .98% 9 .21% 3 .16%
Ratios to average net assets:
(3)
Gross expenses before waivers/
payments by Price Associates 0 .58%
(5)
0 .60% 0 .73% 0 .88%
(5)
Net expenses after waivers/payments
by Price Associates 0 .49%
(5)
0 .49% 0 .49% 0 .48%
(5)
Net investment income 2 .83%
(5)
3 .04% 3 .44% 3 .40%
(5)
Portfolio turnover rate 21 .4% 36 .3% 36 .5% 0 .4%
Net assets, end of period (in millions) $206 $177 $95 $25
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Capital Appreciation and Income Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Cost and value in $000s)
‡
BANK LOANS  11.5% (1)
AmWINS Group, FRN
3M TSFR + 2.00%, 5.732%, 1/30/32  863,382 843
Applied Systems, FRN
3M TSFR + 2.25%, 5.982%, 2/24/31  6,746,484 6,620
Applied Systems, FRN
3M TSFR + 4.50%, 8.232%, 2/23/32  1,309,000 1,289
Bending Spoons U.S., FRN
1M TSFR + 5.88%, 9.489%, 3/7/31 (2) 1,547,413 1,520
Broadstreet Partners, FRN
1M TSFR + 2.50%, 6.144%, 6/13/31  3,217,840 3,101
CPI Holdco B, FRN
1M TSFR + 2.00%, 5.644%, 5/17/31  1,437,354 1,431
Ellucian Holdings, FRN
1M TSFR + 2.50%, 6.144%, 10/9/29  1,426,467 1,374
Epicor Software, FRN
1M TSFR + 2.75%, 6.394%, 5/30/31  922,960 880
Filtration Group, FRN
1M TSFR + 2.50%, 6.144%, 10/21/28  2,999,732 3,000
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 5.398%, 11/8/30  5,022,000 5,029
HUB International, FRN
3M TSFR + 2.25%, 5.922%, 6/20/30  2,803,843 2,799
ICON Luxembourg, FRN
3M TSFR + 2.00%, 5.732%, 7/3/28  1,936,175 1,936
Loire Finco Luxembourg, FRN
1M TSFR + 4.00%, 7.644%, 1/21/30  2,335,918 2,338
Mariner Wealth Advisors, FRN
3M TSFR + 2.25%, 5.982%, 12/31/30  577,454 576
Ryan Specialty, FRN
1M TSFR + 2.00%, 5.644%, 9/15/31  1,544,667 1,540
SBA Senior Finance II, FRN
1M TSFR + 1.75%, 5.40%, 1/25/31  4,005,464 4,008
Storable, FRN
1M TSFR + 3.25%, 6.894%, 4/16/31  55,967 50
TransDigm, FRN
1M TSFR + 2.25%, 5.894%, 3/22/30  4,356,710 4,357
TransDigm, FRN
1M TSFR + 2.50%, 6.144%, 2/13/33  1,039,000 1,039
USI, FRN
3M TSFR + 2.25%, 5.982%, 11/21/29  1,323,085 1,318
USI, FRN
3M TSFR + 2.25%, 5.982%, 9/29/30  668,139 665

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Varsity Brands, FRN
3M TSFR + 2.75%, 6.482%, 8/26/31  1,825,757 1,827
Total Bank Loans (Cost $48,008) 47,540
COMMON STOCKS  45.2%
COMMUNICATION SERVICES  4.4%
Entertainment  0.1%
Netflix (3) 8,095 578
578
Interactive Media & Services  4.3%
Alphabet, Class A (4) 32,528 11,625
Meta Platforms, Class A (4) 10,713 6,034
17,659
Total Communication Services 18,237
CONSUMER DISCRETIONARY  3.7%
Broadline Retail  2.2%
Amazon.com (3)(4) 38,276 9,123
9,123
Diversified Consumer Services  0.1%
Service Corp. International  3,943 299
299
Hotels, Restaurants & Leisure  1.4%
DoorDash, Class A (3) 4,422 816
Hilton Worldwide Holdings  3,812 1,260
McDonald's  5,292 1,430
Yum! Brands (4) 13,253 2,119
5,625
Total Consumer Discretionary 15,047
CONSUMER STAPLES  1.1%
Consumer Staples Distribution & Retail  0.3%
U.S. Foods Holding (3) 10,470 1,070
1,070
Household Products  0.5%
Colgate-Palmolive  7,892 724
Procter & Gamble  10,286 1,508
2,232

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Tobacco  0.3%
Philip Morris International  7,772 1,406
1,406
Total Consumer Staples 4,708
ENERGY  1.0%
Energy Equipment & Services  0.1%
TechnipFMC  6,947 461
461
Oil, Gas & Consumable Fuels  0.9%
Canadian Natural Resources  29,791 1,177
ConocoPhillips  3,055 318
EOG Resources  6,031 782
Exxon Mobil (4) 10,966 1,499
3,776
Total Energy 4,237
FINANCIALS  4.4%
Banks  1.5%
Bank of America (4) 40,558 2,311
JPMorgan Chase (4) 12,167 3,983
6,294
Capital Markets  1.5%
Bank of New York Mellon  10,758 1,556
Charles Schwab  13,078 1,207
Morgan Stanley  9,435 1,972
MSCI  1,390 778
Raymond James Financial  5,133 780
6,293
Financial Services  1.4%
Mastercard, Class A  4,909 2,521
Visa, Class A (4) 9,147 3,138
5,659
Total Financials 18,246
HEALTH CARE  6.3%
Biotechnology  1.5%
AbbVie  5,805 1,461
Alnylam Pharmaceuticals (3) 2,850 858
Ascendis Pharma (3) 3,171 846
CG oncology (3) 5,400 383
Cytokinetics (3) 15,567 1,326

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Gilead Sciences  9,957 1,258
6,132
Health Care Equipment & Supplies  0.8%
Becton Dickinson & Company (4) 9,687 1,466
IDEXX Laboratories (3) 1,568 825
Stryker  2,925 921
3,212
Health Care Providers & Services  1.1%
Cencora  6,097 1,725
HCA Healthcare  2,769 1,080
McKesson  652 493
UnitedHealth Group  3,408 1,416
4,714
Life Sciences Tools & Services  1.5%
Agilent Technologies  8,047 1,069
Danaher  9,301 1,772
IQVIA Holdings (3) 2,924 565
Revvity  10,678 1,188
Waters (3) 3,741 1,403
5,997
Pharmaceuticals  1.4%
Eli Lilly  2,613 3,134
Johnson & Johnson  10,185 2,587
5,721
Total Health Care 25,776
INDUSTRIALS & BUSINESS SERVICES  3.8%
Aerospace & Defense  0.7%
General Dynamics  3,721 1,318
Lockheed Martin  2,295 1,169
Northrop Grumman  943 481
2,968
Commercial Services & Supplies  0.8%
Republic Services  5,732 1,221
Veralto  11,336 1,005
Waste Management  4,215 940
3,166
Electrical Equipment  0.7%
Acuity  2,557 963
AMETEK  4,569 1,106

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Hubbell  1,172 613
2,682
Ground Transportation  0.4%
CSX  15,316 728
Uber Technologies (3) 11,520 831
1,559
Machinery  1.1%
IDEX  3,680 835
Ingersoll Rand  12,970 1,063
Mueller Industries  5,881 723
Parker-Hannifin  1,300 1,272
Snap-on  1,625 654
4,547
Professional Services  0.1%
Leidos Holdings  3,638 375
375
Total Industrials & Business Services 15,297
INFORMATION TECHNOLOGY  15.8%
Communications Equipment  0.8%
Arista Networks (3) 7,655 1,301
Cisco Systems  9,597 1,127
Motorola Solutions  1,840 764
3,192
Electronic Equipment, Instruments & Components  0.5%
TE Connectivity  6,506 1,312
Teledyne Technologies (3) 1,021 681
1,993
IT Services  0.1%
VeriSign  1,795 451
451
Semiconductors & Semiconductor Equipment  8.9%
Advanced Micro Devices (3)(4) 8,146 4,732
Analog Devices  3,833 1,522
Applied Materials  3,855 2,787
ASML Holding  575 1,144
Broadcom (4) 17,033 6,434
KLA  6,140 1,853
Lam Research  3,015 1,306
Micron Technology  2,663 3,074
NVIDIA (4) 56,323 11,270

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Taiwan Semiconductor Manufacturing, ADR  5,260 2,512
36,634
Software  3.1%
Aurora Innovation (3)(4) 201,574 1,375
Microsoft (4) 26,639 9,937
PTC (3) 6,428 730
Salesforce  3,528 553
12,595
Technology Hardware, Storage & Peripherals  2.4%
Apple (4) 34,220 9,902
9,902
Total Information Technology 64,767
MATERIALS  0.3%
Metals & Mining  0.3%
Newmont  9,895 924
Southern Copper  2,961 516
Total Materials 1,440
REAL ESTATE  0.3%
Industrial Real Estate Investment Trusts  0.3%
Prologis, REIT  9,867 1,337
Total Real Estate 1,337
UTILITIES  3.6%
Electric Utilities  1.4%
Evergy  16,395 1,417
Exelon (4) 33,367 1,556
OGE Energy  15,732 765
PPL (4) 61,399 2,232
5,970
Multi-Utilities  2.2%
Ameren (4) 23,157 2,618
CenterPoint Energy (4) 59,475 2,619
NiSource (4) 54,718 2,602
WEC Energy Group  11,232 1,311
9,150
Total Utilities 15,120
Total Miscellaneous Common Stocks  0.5% (5) 2,002
Total Common Stocks (Cost $147,666) 186,214

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.8%
CONSUMER STAPLES  0.3%
Beverages  0.3%
Keurig Dr Pepper PIPE, Series A, Acquisition Date: 12/24/25,
Cost $1,017 (6)(7) 995 995
Total Consumer Staples 995
INFORMATION TECHNOLOGY  0.5%
Software  0.5%
Anthropic, Series H-1, Acquisition Date: 5/28/26,
Cost $1,041 (3)(6)(7) 1,768 1,041
Waymo, Series D-2, Acquisition Date: 2/2/26, Cost $1,020 (3)
(6)(7) 6,205 1,185
Total Information Technology 2,226
Total Convertible Preferred Stocks (Cost $3,078) 3,221
CORPORATE BONDS  15.0%
American Tower, 3.80%, 8/15/29  781,000 761
American Tower, 5.90%, 11/15/33  711,000 742
AmWINS Group, 6.375%, 2/15/29 (8) 380,000 382
Booz Allen Hamilton, 3.875%, 9/1/28 (8) 782,000 763
Booz Allen Hamilton, 4.00%, 7/1/29 (8) 419,000 409
Booz Allen Hamilton, 5.95%, 8/4/33  705,000 708
Broadcom, 4.15%, 4/15/32 (8) 546,000 525
Broadstreet Partners Group, 5.875%, 4/15/29 (8) 1,532,000 1,496
CenterPoint Energy, VR, 5.95%, 4/1/56 (9) 2,106,000 2,103
Crown Castle, 2.25%, 1/15/31  607,000 541
Ellucian Holdings, 6.50%, 12/1/29 (8) 273,000 265
Entergy, VR, 5.875%, 6/15/56 (9) 531,000 531
Entergy, VR, 6.10%, 6/15/56 (9) 530,000 531
Fair Isaac, 6.00%, 5/15/33 (8) 1,753,000 1,726
Fortive, 4.30%, 6/15/46  1,213,000 994
Gartner, 3.625%, 6/15/29 (8) 1,211,000 1,146
Gartner, 3.75%, 10/1/30 (8) 1,675,000 1,534
Gartner, 4.50%, 7/1/28 (8) 772,000 760
Gartner, 5.60%, 11/20/35  1,149,000 1,087
Hilton Domestic Operating, 3.625%, 2/15/32 (8) 2,817,000 2,580
Hilton Domestic Operating, 4.00%, 5/1/31 (8) 447,000 422
Hilton Domestic Operating, 4.875%, 1/15/30  385,000 384
Hilton Domestic Operating, 5.50%, 3/31/34 (8) 2,350,000 2,326
Hilton Domestic Operating, 5.75%, 9/15/33 (8) 1,092,000 1,096
HUB International, 5.625%, 12/1/29 (8) 1,759,000 1,749

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
HUB International, 7.25%, 6/15/30 (8) 1,647,000 1,690
IQVIA, 5.70%, 5/15/28  360,000 366
IQVIA, 6.50%, 5/15/30 (8) 360,000 367
Marriott International, Series GG, 3.50%, 10/15/32  991,000 912
MSCI, 3.25%, 8/15/33 (8) 902,000 793
MSCI, 3.625%, 9/1/30 (8) 666,000 629
MSCI, 3.625%, 11/1/31 (8) 527,000 489
MSCI, 3.875%, 2/15/31 (8) 1,220,000 1,155
MSCI, 4.00%, 11/15/29 (8) 812,000 786
NiSource, VR, 5.75%, 7/15/56 (9) 2,124,000 2,122
PRA Health Sciences, 2.875%, 7/15/26 (8) 400,000 400
PTC, 4.00%, 2/15/28 (8) 1,667,000 1,632
SBA Communications, 3.125%, 2/1/29  2,935,000 2,808
Service Corp. International, 3.375%, 8/15/30  266,000 247
Service Corp. International, 4.00%, 5/15/31  630,000 595
TransDigm, 4.625%, 1/15/29  1,270,000 1,250
TransDigm, 6.125%, 7/31/34 (8) 1,222,000 1,221
TransDigm, 6.25%, 1/31/34 (8) 105,000 107
TransDigm, 6.375%, 5/31/33 (8) 829,000 838
TransDigm, 6.75%, 1/31/34 (8) 955,000 980
TransDigm, 7.125%, 12/1/31 (8) 719,000 744
VICI Properties, 4.125%, 8/15/30 (8) 1,643,000 1,579
VICI Properties, 4.625%, 12/1/29 (8) 1,615,000 1,585
VICI Properties, 5.125%, 5/15/32  526,000 522
Workday, 3.80%, 4/1/32  1,222,000 1,138
Yum! Brands, 3.625%, 3/15/31  1,356,000 1,262
Yum! Brands, 4.625%, 1/31/32  1,410,000 1,349
Yum! Brands, 4.75%, 1/15/30 (8) 1,189,000 1,169
Yum! Brands, 5.35%, 11/1/43  1,325,000 1,240
Yum! Brands, 5.375%, 4/1/32  1,223,000 1,216
Yum! Brands, 6.875%, 11/15/37  691,000 749
Total Miscellaneous Corporate Bonds  1.0% (5) 4,016
Total Corporate Bonds (Cost $61,392) 61,517
PREFERRED STOCKS  0.2%
FINANCIALS  0.2%
Insurance  0.2%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $734 (6)
(7) 745 741
Total Financials 741
Total Preferred Stocks (Cost $734) 741

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  23.7%
U.S. Treasury Obligations  23.7%
U.S. Treasury Notes, 3.50%, 11/30/30  441,000 429
U.S. Treasury Notes, 3.625%, 8/31/30  2,749,000 2,689
U.S. Treasury Notes, 3.625%, 9/30/30  360,000 352
U.S. Treasury Notes, 3.625%, 10/31/30  2,033,000 1,987
U.S. Treasury Notes, 3.625%, 12/31/30  2,034,000 1,986
U.S. Treasury Notes, 3.875%, 4/30/30  5,941,000 5,877
U.S. Treasury Notes, 3.875%, 6/30/30  2,121,000 2,097
U.S. Treasury Notes, 3.875%, 7/31/30  2,537,000 2,507
U.S. Treasury Notes, 3.875%, 8/15/34  7,059,000 6,819
U.S. Treasury Notes, 4.00%, 3/31/30  5,127,000 5,094
U.S. Treasury Notes, 4.00%, 5/31/30  284,000 282
U.S. Treasury Notes, 4.00%, 2/15/34  14,251,000 13,924
U.S. Treasury Notes, 4.25%, 11/15/34  11,721,000 11,607
U.S. Treasury Notes, 4.25%, 5/15/35  13,236,000 13,081
U.S. Treasury Notes, 4.25%, 8/15/35  14,444,000 14,261
U.S. Treasury Notes, 4.375%, 5/15/34  10,017,000 10,020
U.S. Treasury Notes, 4.50%, 11/15/33  826,000 834
U.S. Treasury Notes, 4.625%, 2/15/35  3,828,000 3,889
97,735
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $98,490) 97,735
SHORT-TERM INVESTMENTS  3.6%
Money Market Funds  3.6%
T. Rowe Price Government Reserve Fund, 3.69% (10)(11) 14,707,193 14,707
Total Short-Term Investments (Cost $14,707) 14,707
Total Investments in Securities
100.0% of Net Assets
(Cost $374,075) $ 411,675
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of June 30, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.

T. ROWE PRICE Capital Appreciation and Income Fund

.
.
.
.
.
.
.
.
.
.
(3) Non-income producing
(4) At June 30, 2026, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) See Note 2. Level 3 in fair value hierarchy.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,962 and represents 1.0% of net assets.
(8) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $33,343 and represents 8.1% of net assets.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) Seven-day yield
(11) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
FRN Floating Rate Note
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Capital Appreciation and Income Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.1)%
Exchange-Traded Options Written (0.1)%
Description Contracts
Notional
Amount $ Value
Ameren, Call, 8/21/26 @ $115.00 93 1,051 (29)
Becton Dickinson & Company, Call, 8/21/26 @
$150.00 39 590 (33)
Canadian Natural Resources, Call, 8/21/26 @
$45.00 119 470 (6)
CenterPoint Energy, Call, 8/21/26 @ $45.00 238 1,048 (25)
Colgate-Palmolive, Call, 8/21/26 @ $92.50 32 293 (10)
CSX, Call, 8/21/26 @ $47.50 61 290 (13)
EOG Resources, Call, 8/21/26 @ $140.00 21 273 (6)
Evergy, Call, 8/21/26 @ $85.00 66 571 (25)
Exelon, Call, 8/21/26 @ $48.00 133 620 (12)
General Dynamics, Call, 8/21/26 @ $360.00 15 531 (16)
HCA Healthcare, Call, 8/21/26 @ $400.00 9 351 (16)
IQVIA Holdings, Call, 8/21/26 @ $180.00 12 232 (25)
Johnson & Johnson, Call, 8/21/26 @ $250.00 41 1,041 (51)
Mastercard, Class A, Call, 8/21/26 @ $510.00 20 1,027 (46)
McDonald's, Call, 8/21/26 @ $280.00 21 568 (13)
Motorola Solutions, Call, 8/21/26 @ $420.00 7 291 (13)
NiSource, Call, 8/21/26 @ $50.00 219 1,041 (13)
OGE Energy, Call, 8/21/26 @ $50.00 63 307 (4)
PPL, Call, 8/21/26 @ $37.00 246 894 (25)
Procter & Gamble, Call, 8/21/26 @ $155.00 41 601 (8)
Republic Services, Call, 8/21/26 @ $210.00 23 490 (20)
Stryker, Call, 8/21/26 @ $320.00 12 378 (17)
TechnipFMC, Call, 8/21/26 @ $70.00 20 133 (5)
UnitedHealth Group, Call, 8/21/26 @ $430.00 16 665 (25)
Veralto, Call, 8/21/26 @ $90.00 45 399 (15)
Visa, Class A, Call, 8/21/26 @ $340.00 37 1,269 (54)
Waste Management, Call, 8/21/26 @ $230.00 14 312 (7)
WEC Energy Group, Call, 8/21/26 @ $120.00 45 526 (8)
Yum! Brands, Call, 8/21/26 @ $160.00 53 847 (32)
Total Options Written (Premiums $(399)) $ (572)

T. ROWE PRICE Capital Appreciation and Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.69% $ —# $ — $ 306+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Government
Reserve Fund, 3.69% $ 18,574  ¤  ¤ $ 14,707^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $306 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $14,707.

T. ROWE PRICE Capital Appreciation and Income Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $374,075) $ 411,675
Interest and dividends receivable 1,841
Receivable for investment securities sold 1,027
Receivable for shares sold 373
Cash 174
Other assets 49
Total assets 415,139
Liabilities
Payable for investment securities purchased 1,978
Options written (premiums $399) 572
Payable for shares redeemed 519
Investment management fees payable 149
Other liabilities 94
Total liabilities 3,312
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 411,827
Net Assets Consist of:
Total distributable earnings (loss) $ 38,966
Paid-in capital applicable to 13,781,763 shares of $0.0001
par value capital stock outstanding; 4,000,000,000 shares
authorized 372,861
NET ASSETS $ 411,827
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $206,091; Shares outstanding: 6,896,202) $ 29.88
I Class
(Net assets: $205,736; Shares outstanding: 6,885,561) $ 29.88

T. ROWE PRICE Capital Appreciation and Income Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
.
  Interest $ 5,315
Dividend (net of foreign taxes of $9) 1,406
Total income 6,721
Expenses
Investment management 894
Shareholder servicing
Investor Class $ 199
I Class 27 226
Prospectus and shareholder reports
Investor Class 5
I Class 2 7
Custody and accounting 110
Registration 70
Legal and audit 25
Directors 1
Miscellaneous 9
Waived / paid by Price Associates (183)
Total expenses 1,159
Net investment income 5,562

T. ROWE PRICE Capital Appreciation and Income Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 327
Options written 395
Net realized gain 722
Change in net unrealized gain / loss
Securities 7,771
Options written (174)
Change in net unrealized gain / loss 7,597
Net realized and unrealized gain / loss 8,319
INCREASE IN NET ASSETS FROM OPERATIONS $ 13,881

T. ROWE PRICE Capital Appreciation and Income Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 5,562 $ 9,071
Net realized gain 722 2,684
Change in net unrealized gain / loss 7,597 22,733
Increase in net assets from operations 13,881 34,488
Distributions to shareholders
Net earnings
Investor Class (2,777) (6,611)
I Class (2,760) (5,072)
Decrease in net assets from distributions (5,537) (11,683)
Capital share transactions
*
Shares sold
Investor Class 45,676 154,187
I Class 58,371 106,959
Distributions reinvested
Investor Class 2,730 6,567
I Class 2,649 4,954
Shares redeemed
Investor Class (69,865) (75,310)
I Class (36,361) (39,550)
Increase in net assets from capital share
transactions 3,200 157,807
Net Assets
Increase during period 11,544 180,612
Beginning of period 400,283 219,671
End of period $ 411,827 $ 400,283
*Share information (000s)
Shares sold
Investor Class 1,556 5,471
I Class 1,997 3,774
Distributions reinvested
Investor Class 93 230
I Class 90 173
Shares redeemed
Investor Class (2,390) (2,671)
I Class (1,235) (1,405)
Increase in shares outstanding 111 5,572

T. ROWE PRICE Capital Appreciation and Income Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Capital Appreciation Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Capital
Appreciation and Income Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks total return through a combination of income and capital appreciation. The fund has two classes of shares: the Capital Appreciation and Income Fund (Investor Class) and the Capital Appreciation and Income
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such

T. ROWE PRICE Capital Appreciation and Income Fund

information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation

T. ROWE PRICE Capital Appreciation and Income Fund

risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Capital Appreciation and Income Fund

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Capital Appreciation and Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 206,792 $ — $ 206,792
Common Stocks 186,214 — — 186,214
Convertible Preferred Stocks — — 3,221 3,221
Preferred Stocks — — 741 741
Short-Term Investments 14,707 — — 14,707
Total $ 200,921 $ 206,792 $ 3,962 $ 411,675
Liabilities
Options Written $ — $ 572 $ — $ 572
1
Includes Bank Loans, Corporate Bonds and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).

T. ROWE PRICE Capital Appreciation and Income Fund

exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Liabilities
Equity derivatives
Options Written $ 572
Total $ 572
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Realized Gain (Loss)
Equity derivatives $ 395
Total $ 395

T. ROWE PRICE Capital Appreciation and Income Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
Collateral may be in the form of cash, debt securities issued by the U.S.
government or related agencies, or equity securities. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of
June 30, 2026, securities valued at $6,206,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Options   The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk.
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Change in Unrealized
Gain (Loss)
Equity derivatives $ (174)
Total $ (174)

T. ROWE PRICE Capital Appreciation and Income Fund

the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of
Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2026, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 1% and 5% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate

T. ROWE PRICE Capital Appreciation and Income Fund

loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. Government securities aggregated $87,826,000 and $81,438,000, respectively, for the six months ended June 30, 2026.

T. ROWE PRICE Capital Appreciation and Income Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $373,903,000. Net unrealized gain aggregated
$37,200,000 at period-end, of which $42,334,000 related to appreciated investments and $5,134,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Capital Appreciation and Income Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.16%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be

T. ROWE PRICE Capital Appreciation and Income Fund

renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $911,000 remain subject to repayment by the fund at June 30, 2026. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended June 30,
2026, expenses incurred pursuant to these service agreements were $63,000 for Price Associates; $94,000 for T. Rowe Price Services, Inc.; and less than
$1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class I Class
Expense limitation/I Class Limit 0.65% 0.05%
Expense limitation date 02/28/29 02/28/29
(Waived)/repaid during the period ($000s) $(100) $(83)

T. ROWE PRICE Capital Appreciation and Income Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial

T. ROWE PRICE Capital Appreciation and Income Fund

highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Capital Appreciation and Income Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (Subadviser)
on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026
(Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory
Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the
Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics and information provided to it by the Adviser. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. However, the
Board noted that there are information barriers between investment personnel of

T. ROWE PRICE Capital Appreciation and Income Fund

the Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the
Meeting, supported the Board’s approval of the continuation of the Advisory
Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Capital Appreciation and Income Fund

Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-
dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser
up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Capital Appreciation and Income Fund

In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.
Broadridge compared the fund with peer groups consisting of mixed-asset target allocation conservative funds. In comparison to other mixed-asset target allocation conservative funds, the information provided to the Board for the fund’s
Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the total expenses ranked in the second quintile (Expense Group) and third quintile (Expense Universe).
In comparison to other mixed-asset target allocation conservative funds, the information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense
Universe), and the total expenses ranked in the first quintile (Expense Group and
Expense Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Capital Appreciation and Income Fund

At the request of the Adviser, Broadridge also compared the fund with peer groups consisting of mixed-asset target allocation moderate funds. In comparison to other mixed-asset target allocation moderate funds, the information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and (Expense Universe), and the total expenses ranked in the first quintile (Expense Group and Expense Universe). In comparison to other mixed-asset target allocation moderate funds, the information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Capital Appreciation and Income Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1577-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Appreciation Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026